Consolidated Statements of Equity $ in Thousands	USD ($) shares	Equity attributable to owners of the Company USD ($)	Share Capital - common shares USD ($) shares	Share purchase warrants USD ($)	Contributed surplus USD ($)	Accumulated OCI USD ($)	Retained earnings (deficit) USD ($)	Non-controlling Interest USD ($)
Beginning balance (in shares) at Dec. 31, 2022 | shares			136,057,661
Beginning balance at Dec. 31, 2022	$ 495,895	$ 495,895	$ 715,035	$ 10,183	$ 180,674	$ (183,140)	$ (226,857)	$ 0
Exercise of options (in shares) | shares	528,241		528,241
Exercise of options	$ 1,288	1,288	$ 1,679		(391)
Exercise of warrants (in shares) | shares			983,688
Exercise of warrants	2,617	2,617	$ 3,092	(475)
Stock-based compensation	1,475	1,475			1,475
Comprehensive earnings (loss)	123,380	123,380				111,961	11,419
Ending balance (in shares) at Dec. 31, 2023 | shares			137,569,590
Ending balance at Dec. 31, 2023	$ 624,655	624,655	$ 719,806	9,708	181,758	(71,179)	(215,438)	0
Exercise of options (in shares) | shares	2,779,903		2,779,903
Exercise of options	$ 8,191	8,191	$ 9,670		(1,479)
Exercise of warrants (in shares) | shares			11,524,237
Exercise of warrants	37,331	37,331	$ 42,548	(5,217)
Stock-based compensation	2,285	2,285			2,285
Conversion of convertible debenture (in shares) | shares			3,410,526
Conversion of convertible debenture	11,920	11,920	$ 11,920
Acquisition of Soto Norte Project (in shares) | shares			15,750,000
Acquisition of Soto Norte Project	464,705	180,920	$ 151,973		28,947			283,785
Non-reciprocal contributions to Soto Norte Project	0	(2,042)			(2,042)			2,042
Comprehensive earnings (loss)	$ (65,980)	(64,689)				(89,271)	24,582	(1,291)
Ending balance (in shares) at Dec. 31, 2024 | shares	171,034,256		171,034,256
Ending balance at Dec. 31, 2024	$ 1,083,107	$ 798,571	$ 935,917	$ 4,491	$ 209,469	$ (160,450)	$ (190,856)	$ 284,536